Investments - Narrative (Details) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) variableInterestEntity shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Schedule of Investments [Line Items]
Fair value		$ 117,500
Total realized gain (loss) during the period		(5,700)	$ (2,100)	$ (100)
Cumulative upward adjustments for price changes for non-marketable investments not accounted for under the equity method		700
Carrying value of equity investments		11,017	9,729
Non-marketable investments		4,142	70,849	59,484
Gain (loss) on sale of equity securities		2,250	0
Impairment		398	0
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 3,000	1,200
Number of variable interest entities | variableInterestEntity		3
Other Income, Net
Schedule of Investments [Line Items]
Equity method investment impairment			4,800	$ 6,100
Short-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period		$ (5,400)
Long-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period		(300)
Short-Term Investments
Schedule of Investments [Line Items]
Fair value		117,200
Other Long-Term Assets
Schedule of Investments [Line Items]
Fair value		300
Carrying value of equity investments		11,500
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		3,500	1,900
Other Long-Term Liabilities
Schedule of Investments [Line Items]
Carrying value of equity investments		(500)
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 500	800
HTGM
Schedule of Investments [Line Items]
Reverse stock split conversion ratio		0.0667
Invitae
Schedule of Investments [Line Items]
Shares received in initial consideration (in shares) | shares		2.4
Shares received in earn-out (in shares) | shares		0.4
Shares receivable subject to milestone achievement (in shares) | shares		1.7
Invitae | Subsequent Event
Schedule of Investments [Line Items]
Shares sold (in shares) | shares	2.4
Proceeds from sale of equity securities	$ 101,500
Invitae | Short-Term Investments
Schedule of Investments [Line Items]
Fair value		$ 115,780
OncoCyte
Schedule of Investments [Line Items]
Fair value			$ 700
Shares received (in shares) | shares		0.1	0.6
OncoCyte | Short-Term Investments
Schedule of Investments [Line Items]
Fair value		$ 211
Oncimmune | Short-Term Investments
Schedule of Investments [Line Items]
Fair value		1,258
Oncimmune | Long-Term Investments
Schedule of Investments [Line Items]
Fair value			$ 285
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 1,545	$ 1,219
Ownership percentage		3.10%
ArcherDX
Schedule of Investments [Line Items]
Ownership percentage		8.00%
Proceeds from sale of non-marketable investments		$ 21,100
ArcherDX | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities		123,300
Investment Sold in Period
Schedule of Investments [Line Items]
Non-marketable investments		2,500
Proceeds from sale of non-marketable investments		300
Investment Sold in Period | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities		(2,300)
Investment Sold in Period
Schedule of Investments [Line Items]
Proceeds from sale of non-marketable investments		3,700
Investment Fully Impaired in Period | Other Income, Net
Schedule of Investments [Line Items]
Impairment		$ 400